Closed Block	12 Months Ended
Dec. 31, 2016
Closed Block
(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Liabilities:
Future policyholder benefits	$1,602	$1,637
Policyholder funds and accumulated dividends	138	138
Policyholder dividends payable	20	21
Policyholder dividend obligation	100	99
Other policy obligations and liabilities	38	35

Total liabilities	$1,898	$1,930

Assets:
Available-for-sale securities	$1,286	$1,316
Mortgage loans, net of allowance	223	235
Policy loans	138	146
Other assets	98	71

Total assets	$1,745	$1,768

Excess of reported liabilities over assets	$153	$162

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$7	$(53)
Adjustment to policyholder dividend obligation	(7)	53

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$153	$162

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,286	$1,316
Amortized cost	1,212	1,249
Shadow policyholder dividend obligation	(74)	(67)

Net unrealized appreciation	$—	$—

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2016	2015	2014
Revenues:
Premiums	$56	$58	$61
Net investment income	84	87	93
Realized investment (losses) gains	(3)	1	1
Realized losses credited to policyholder benefit obligation	(1)	(5)	(5)

Total revenues	$136	$141	$150

Benefits and expenses:
Policy and contract benefits	$125	$122	$124
Change in future policyholder benefits and interest credited to policyholder accounts	(36)	(33)	(34)
Policyholder dividends	40	40	43
Change in policyholder dividend obligation	(8)	(4)	(1)
Other expenses	1	1	2

Total benefits and expenses	$122	$126	$134

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$15	$16
Federal income tax expense	5	5	6

Revenues, net of benefits and expenses and federal income tax expense	$9	$10	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$162	$172	$182
Change during period	(9)	(10)	(10)

End of period	$153	$162	$172

Cumulative closed block earnings from inception through December 31, 2016, 2015 and 2014 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $26 million, $32 million and $32 million as of December 31, 2016, 2015 and 2014, respectively.